EVENTS AFTER THE REPORTING DATE (Details Narrative)	1 Months Ended
Apr. 30, 2025 € / shares shares
Notes and other explanatory information [abstract]
Purchased of ordinary shares | shares	68,384
Average price | € / shares	€ 6.63